Annual Total Returns [BarChart] - BlackRock Global Tactical Strategies Portfolio - Class B	Apr. 30, 2021
Bar Chart Table:
Annual Return 2012	9.14%
Annual Return 2013	10.31%
Annual Return 2014	5.92%
Annual Return 2015	(0.11%)
Annual Return 2016	4.43%
Annual Return 2017	13.31%
Annual Return 2018	(7.18%)
Annual Return 2019	20.63%
Annual Return 2020	4.31%